EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
EXPENSES
Schedule of expenses by nature

(a) Operating expenses by nature

	Year ended December 31
(in millions of U.S. dollars)	2019	2018
OPERATING EXPENSES BY NATURE
Raw materials and consumables	126.6	148.1
Salaries and employee benefits	112.5	102.1
Contractors	81.1	60.6
Repairs and maintenance	37.2	47.7
General and administrative	24.4	20.3
Leases	6.9	4.2
Royalties	6.2	3.5
Drilling and analytical	3.8	2.4
Other	6.1	5.2
Total production expenses	404.8	394.1
Less: Production expenses capitalized	(71.6)	(45.3)
Add (less): Change in inventories	38.7	(23.4)
Total operating expenses	371.9	325.4

Schedule of finance costs and income

(b) Finance costs and income

	Year ended December 31
(in millions of U.S. dollars)	2019	2018
FINANCE COSTS
Interest and accretion on senior unsecured notes(1)	51.1	53.2
Interest on Credit Facility	0.1	9.0
Accretion expense on decommissioning obligations (Note 18)	2.7	2.0
Loss on repayment of long-term debt (Note 11)	1.2	—
Other finance costs	7.5	4.8
Total finance costs	62.6	69.0
FINANCE INCOME
Interest income	2.2	1.5

Schedule of other (losses) and gains

(c) Other (losses) and gains

	Year ended December 31
(in millions of U.S. dollars)	2019	2018
OTHER (LOSSES) AND GAINS
Rainy River Underground project costs(1)	(3.4)	—
(Loss) gain on foreign exchange	(3.7)	6.6
Loss on disposal of assets	(1.2)	(0.3)
Loss on revaluation of investments	—	(0.2)
Unrealized gain on revaluation of gold stream obligation (Note 12)	20.1	11.7
Settlement and loss on revaluation of gold price option contracts	(21.7)	(4.8)
Settlement and (loss) gain on revaluation of copper price option contracts	(0.7)	4.8
Settlement and gain on revaluation of foreign exchange forward contracts	1.5	—
Revaluation of Cerro San Pedro's reclamation and closure cost obligation(2)	0.6	(1.0)
Gain on receivable associated with Mesquite sale(3)	4.0	—
Other(2)	(1.1)	1.3
Total other (losses) gains	(5.6)	18.1
1.

In early 2019, the Company announced that it has deferred the Rainy River underground mine development plan. As a result, the Company has recognized demobilization and related costs within other (losses) and gains.

2.

Cerro San Pedro has transitioned to the reclamation phase of its mine life cycle effective December 31, 2018. As a result, changes in estimate to Cerro San Pedro’s reclamation and closure cost obligation resulting from revisions to the expected cash flows will be recognized within other gains and losses. Additionally, social closure costs associated with Cerro San Pedro are also recognized within other (losses) gains within the Other line item.

In 2019, the Company recognized a gain on the collection of the outstanding working capital proceeds due from the sale of Mesquite and income tax refunds at Mesquite.